Summary of Significant Accounting Policies - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Financial assets:
Investment in marketable equity security	¥ 8,561	$ 1,224	¥ 37,629
Quoted price in active markets for identical assets Level 1 [Member]
Financial assets:
Investment in marketable equity security	8,561		37,629
Significant other observable inputs Level 2 [Member]
Financial assets:
Investment in marketable equity security
Significant unobservable inputs Level 3 [Member]
Financial assets:
Investment in marketable equity security